SMH REPRESENTATION TRUST
Investment Objective
The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment
Shareholder Fees (USD $)	SMH REPRESENTATION TRUST
Redemption Fee (Wire Transfer Fee)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SMH REPRESENTATION TRUST
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers and Expense Reimbursement	[2]	(0.79%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		0.01%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (other than the indirect costs of investing in other funds) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for "wrap account" programs. The expense limitation agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SMH REPRESENTATION TRUST	1	176	366	916

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2012 was 35%.
Principal Investment Strategies

The Fund invests in a non-diversified group of low-quality, high yield U.S. corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

            To select the securities in which to invest, the Advisor conducts fundamental credit research on each issuer.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities.

            The Fund invests primarily in, and will choose its investments from, the following types of securities:

· Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.
· Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders.
· Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

·        Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).

· Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities.

            The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage-backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be         sufficient to support payments on the securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk may be substantial for the Fund (the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return).

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

U.S. Agency Securities Risk. The Fund may invest in Securities issued by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Performance
The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its performance for each full calendar year and since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.smhca.com.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 6.27% (quarter ended December 31, 2011), and the lowest return for a quarter was (6.95)% (quarter ended September 30, 2011). For the year to date period ended September 30, 2012, the total return was 9.01%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 Year	Since Inception
SMH REPRESENTATION TRUST - Comparison Index - BofA Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	4.50%	10.02%	[1]
SMH REPRESENTATION TRUST	2.16%	11.29%	[1]
SMH REPRESENTATION TRUST Return After Taxes on Distributions	(4.02%)	6.06%	[1]
SMH REPRESENTATION TRUST Return After Taxes on Distributions and Sale of Fund Shares	1.31%	6.86%	[1]
[1]	Fund Inception Date 5/24/2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
SMH REPRESENTATION TRUST
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2012 was 35%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a non-diversified group of low-quality, high yield U.S. corporate bonds, convertible securities and asset-backed securities.  The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds).  The Fund may also invest in corporate issues that have defaulted.  Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.  While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.  The Fund seeks capital appreciation from selling securities above the purchase price.  Bonds may appreciate in value through an improvement in credit quality among other reasons.

            To select the securities in which to invest, the Advisor conducts fundamental credit research on each issuer.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities.

            The Fund invests primarily in, and will choose its investments from, the following types of securities:

· Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.
· Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders.
· Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

·        Asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).

· Collateralized Mortgage Obligations (CMOs). CMOs are a specific type of asset backed securities that are collateralized by mortgages or mortgage pass-through securities.

            The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Asset-Backed Security Risk.  When the Fund invests in asset-backed securities, including mortgage-backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be         sufficient to support payments on the securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk may be substantial for the Fund (the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return).

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Prepayment Risk.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

U.S. Agency Securities Risk. The Fund may invest in Securities issued by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its performance for each full calendar year and since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.smhca.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-447-4228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smhca.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2011	rr_AnnualReturn2011	2.16%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 6.27% (quarter ended December 31, 2011), and the lowest return for a quarter was (6.95)% (quarter ended September 30, 2011). For the year to date period ended September 30, 2012, the total return was 9.01%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	9.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
SMH REPRESENTATION TRUST | - Comparison Index - BofA Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%	[3]
SMH REPRESENTATION TRUST | SMH REPRESENTATION TRUST
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (Wire Transfer Fee)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%	[3]
SMH REPRESENTATION TRUST | SMH REPRESENTATION TRUST | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[3]
SMH REPRESENTATION TRUST | SMH REPRESENTATION TRUST | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[3]
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (other than the indirect costs of investing in other funds) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for "wrap account" programs. The expense limitation agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.
[3]	Fund Inception Date 5/24/2010